Note 7 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Current	$ 1,738,512	$ 414,114
Deferred	(312,658)	1,286,556
Total Federal Taxes	1,425,854	1,700,670
Current	312,429	38,742
Deferred	(14,262)	91,075
Total State Taxes	298,167	129,817
Income tax	$ 1,724,021	$ 1,830,487